Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
April 30, 2024
EQU-K6-NPRT1-0624
1.9893874.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	61,664	1,041,505
Verizon Communications, Inc.	38,981	1,539,360
		2,580,865
Entertainment - 0.8%
The Walt Disney Co.	11,300	1,255,430
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A	9,688	1,577,013
Media - 1.5%
Comcast Corp. Class A	51,352	1,957,025
Interpublic Group of Companies, Inc.	18,397	560,005
		2,517,030
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	9,820	1,612,149
TOTAL COMMUNICATION SERVICES		9,542,487
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	14,622	690,597
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	7,514	2,051,623
Specialty Retail - 2.1%
Best Buy Co., Inc.	3,701	272,542
Burlington Stores, Inc. (a)	3,550	638,787
Dick's Sporting Goods, Inc.	1,334	268,054
Lowe's Companies, Inc.	3,022	688,986
TJX Companies, Inc.	17,940	1,687,975
		3,556,344
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	1,273	101,369
Tapestry, Inc.	13,350	532,932
		634,301
TOTAL CONSUMER DISCRETIONARY		6,932,865
CONSUMER STAPLES - 9.2%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	38,822	1,308,301
The Coca-Cola Co.	25,154	1,553,763
		2,862,064
Consumer Staples Distribution & Retail - 3.8%
Albertsons Companies, Inc.	11,300	230,520
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	10,553	584,894
BJ's Wholesale Club Holdings, Inc. (a)	9,246	690,491
Costco Wholesale Corp.	571	412,776
Dollar Tree, Inc. (a)	6,755	798,779
Metro, Inc.	9,830	502,836
Target Corp.	2,253	362,688
Walmart, Inc.	48,010	2,849,394
		6,432,378
Food Products - 1.0%
Bunge Global SA	5,812	591,429
Mondelez International, Inc.	14,434	1,038,382
		1,629,811
Household Products - 1.7%
Procter & Gamble Co.	17,212	2,808,998
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	3,308	485,317
Kenvue, Inc.	54,273	1,021,418
Unilever PLC	4,403	227,771
		1,734,506
TOTAL CONSUMER STAPLES		15,467,757
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.	18,936	1,434,935
ConocoPhillips Co.	18,326	2,302,112
Enterprise Products Partners LP	38,162	1,071,589
Exxon Mobil Corp.	47,991	5,675,896
Hess Corp.	8,305	1,307,954
Imperial Oil Ltd.	21,009	1,444,450
Phillips 66 Co.	5,538	793,097
Valero Energy Corp.	4,271	682,805
		14,712,838
FINANCIALS - 20.3%
Banks - 12.8%
Bank of America Corp.	121,067	4,480,690
Huntington Bancshares, Inc.	91,825	1,236,883
JPMorgan Chase & Co.	36,006	6,903,789
M&T Bank Corp.	9,588	1,384,411
PNC Financial Services Group, Inc.	17,411	2,668,410
U.S. Bancorp	29,700	1,206,711
Wells Fargo & Co.	63,114	3,743,922
		21,624,816
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,600	1,207,424
Consumer Finance - 0.7%
Capital One Financial Corp.	8,224	1,179,568
Financial Services - 0.7%
Visa, Inc. Class A	4,152	1,115,269
Insurance - 5.4%
American Financial Group, Inc.	7,968	1,017,912
Chubb Ltd.	11,004	2,736,035
Hartford Financial Services Group, Inc.	22,517	2,181,672
Marsh & McLennan Companies, Inc.	6,773	1,350,739
The Travelers Companies, Inc.	8,632	1,831,365
		9,117,723
TOTAL FINANCIALS		34,244,800
HEALTH CARE - 12.6%
Biotechnology - 1.4%
AbbVie, Inc.	4,700	764,408
Gilead Sciences, Inc.	24,807	1,617,416
		2,381,824
Health Care Providers & Services - 2.0%
Cigna Group	4,630	1,653,095
UnitedHealth Group, Inc.	3,596	1,739,385
		3,392,480
Life Sciences Tools & Services - 1.9%
Danaher Corp.	12,627	3,114,071
Pharmaceuticals - 7.3%
AstraZeneca PLC (United Kingdom)	14,098	2,132,308
Eli Lilly & Co.	1,771	1,383,328
GSK PLC	19,600	406,640
Johnson & Johnson	16,324	2,360,287
Merck & Co., Inc.	21,856	2,824,232
Roche Holding AG (participation certificate)	4,536	1,086,890
Royalty Pharma PLC	28,293	783,716
Sanofi SA	12,822	1,266,724
		12,244,125
TOTAL HEALTH CARE		21,132,500
INDUSTRIALS - 13.6%
Aerospace & Defense - 4.5%
General Dynamics Corp.	3,100	889,979
General Electric Co.	19,264	3,117,300
Huntington Ingalls Industries, Inc.	3,936	1,089,996
Northrop Grumman Corp.	2,776	1,346,443
The Boeing Co. (a)	6,894	1,157,089
		7,600,807
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	7,427	1,095,334
Building Products - 0.7%
Johnson Controls International PLC	16,531	1,075,672
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	10,433	332,925
Veralto Corp.	4,175	391,114
		724,039
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	12,900	318,630
Electrical Equipment - 1.6%
AMETEK, Inc.	8,622	1,505,919
GE Vernova LLC	5,291	813,280
Regal Rexnord Corp.	2,708	436,990
		2,756,189
Ground Transportation - 0.3%
Norfolk Southern Corp.	2,100	483,672
Industrial Conglomerates - 1.0%
Hitachi Ltd.	8,658	798,793
Siemens AG	4,529	848,434
		1,647,227
Machinery - 2.8%
Crane Co.	10,204	1,428,662
Fortive Corp.	12,794	963,004
Hillenbrand, Inc.	7,500	357,900
ITT, Inc.	15,386	1,990,025
		4,739,591
Professional Services - 0.8%
Experian PLC	10,433	420,804
KBR, Inc.	11,669	757,785
Paychex, Inc.	1,272	151,126
		1,329,715
Trading Companies & Distributors - 0.6%
Watsco, Inc.	2,330	1,043,188
TOTAL INDUSTRIALS		22,814,064
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	40,290	1,892,824
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	7,806	474,683
IT Services - 1.4%
Accenture PLC Class A	2,680	806,439
Amdocs Ltd.	17,404	1,461,762
		2,268,201
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	7,322	1,468,866
NXP Semiconductors NV	9,100	2,331,329
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,806	2,170,796
		5,970,991
Software - 2.4%
Gen Digital, Inc.	19,155	385,782
Microsoft Corp.	5,279	2,055,273
Roper Technologies, Inc.	3,211	1,642,298
		4,083,353
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,475	421,567
Samsung Electronics Co. Ltd.	31,507	1,746,465
Seagate Technology Holdings PLC	2,692	231,270
		2,399,302
TOTAL INFORMATION TECHNOLOGY		17,089,354
MATERIALS - 5.3%
Chemicals - 2.4%
Linde PLC	9,138	4,029,492
Containers & Packaging - 1.5%
Ball Corp.	16,832	1,171,002
Crown Holdings, Inc.	16,520	1,355,796
		2,526,798
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	48,842	2,439,169
TOTAL MATERIALS		8,995,459
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	5,183	889,195
Lamar Advertising Co. Class A	15,360	1,779,456
Public Storage	3,141	814,932
		3,483,583
UTILITIES - 5.9%
Electric Utilities - 4.1%
Constellation Energy Corp.	8,971	1,668,068
Exelon Corp.	16,263	611,164
FirstEnergy Corp.	13,123	503,136
NextEra Energy, Inc.	31,709	2,123,552
PG&E Corp.	34,992	598,713
Southern Co.	19,423	1,427,591
		6,932,224
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	5,900	440,258
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	11,234	851,987
Multi-Utilities - 1.0%
Ameren Corp.	7,508	554,616
CenterPoint Energy, Inc.	20,499	597,341
WEC Energy Group, Inc.	7,330	605,751
		1,757,708
TOTAL UTILITIES		9,982,177
TOTAL COMMON STOCKS (Cost $126,446,701)		164,397,884

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $3,233,622)	3,232,975	3,233,622

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $129,680,323)	167,631,506
NET OTHER ASSETS (LIABILITIES) - 0.4%	614,894
NET ASSETS - 100.0%	168,246,400

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,598,667	12,760,030	11,125,057	55,957	(18)	-	3,233,622	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,178,273	1,178,273	67	-	-	-	0.0%
Total	1,598,667	13,938,303	12,303,330	56,024	(18)	-	3,233,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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